October 22, 2014

Orinda SkyView Macro Opportunities Fund

Class A Shares (OMOAX)
Class I Shares (OMOIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Statement of Additional Information (“SAI”) dated June 28, 2014, as supplemented

Effective immediately, the following information is applicable to the Orinda SkyView Macro Opportunities Fund (the “Macro Fund” or a “Fund”).

•
Investment Adviser and Sub-Advisers – The following information replaces the first paragraph, the fifth paragraph and the six paragraph, respectively, on page 38 of the SAI in the section “The Funds’ Investment Adviser and Sub-Advisers” (changes are in bold face type and underlined):

Orinda Asset Management, LLC acts as investment adviser to the Funds pursuant to investment advisory agreements (each, an “Advisory Agreement”) with the Trust.  The Adviser selects each Sub-Adviser to the Funds and each performs its responsibilities pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser.  For the Hedged Equity Fund, SkyView Investment Advisors, LLC (“SkyView”), Aria Partners GP, LLC (“Aria”), Connective Capital Management, LLC (“CCM”), GRT Capital Partners, LLC (“GRT”), Weatherbie Capital, LLC (“Weatherbie”) (formerly, M.A. Weatherbie & Co., Inc.), OMT Capital Management, LLC (“OMT”) ”), Vivaldi Asset Management, LLC (“Vivaldi”), Brookmont Capital Management, LLC (“Brookmont”), and William Harris Investors, Inc. (“WHI”) serve as Sub-Advisers.  SkyView, Aria and CCM will serve as Sub-Advisers until December 5, 2014.  For the Macro Fund, SkyView, Manning & Napier Advisors, LLC (previously, managed by 2100 Xenon Group, LLC (“2100 Xenon”)) (“Manning & Napier”), Covenant Financial Services, LLC (“Covenant”), Crescat Portfolio Management, LLC (“Crescat”), Glaxis Capital Management, LLC (“Glaxis”), Vivaldi, and Rothschild Investment Corporation (“Rothschild”) serve as Sub-Advisers.  SkyView, Covenant and Glaxis will serve as Sub-Advisers until December 5, 2014; Manning & Napier will serve as Sub-Adviser until December 19, 2014.

Macro Fund Sub-Adviser Control Person(s):  Manning & Napier is 100% owned by Manning & Napier Group, LLC.   Manning & Napier Group, LLC is owned 84.3% by Manning & Napier Group Holdings, 1.2% by Manning & Napier Capital Company, and the remaining 14.5% by Manning & Napier, Inc. (a publicly traded company).  Manning & Napier Group Holdings and Manning & Napier Capital Company are controlled by William Manning due to his greater than 25% ownership of the voting securities of Manning & Napier Group Holdings and Manning & Napier Capital Company. Messrs. Stephen E. Shafer, Chief Investment Officer of Covenant and a Portfolio Manager of the Macro Fund, and Stephen Hartman, Chief Operating Officer and Chief Compliance Officer of Covenant, are control persons of Covenant due to each person’s 25% or greater ownership of Covenant.  Kevin C. Smith, Chief Investment Officer of Crescat and Portfolio Manager of the Macro Fund, is the sole control person of Crescat due to his 100% ownership of Crescat.  Messrs. Paul V. Holland, Partner of Glaxis and Portfolio Manager of the Macro Fund, and Matthew M. Miller, CFA, Partner of Glaxis and Portfolio Manager of the Macro Fund, are each control persons of Glaxis due to each person’s greater than 25% ownership of Glaxis.  Vivaldi is owned by Vivaldi Holdings, LLC, which is 28.47% owned by each of H/E VENTURES, INC. and AAJ VENTURES, INC., which are controlled by David Sternberg, Chief Executive Officer, and Randal Golden, Chief Financial Officer and Chief Compliance Officer, due to each owning 100% of the voting stock of H/E VENTURES, INC. and AAJ VENTURES, INC., respectively.  Mr. Richard Karger, Chairman and Chief Executive Officer, is the control person of Rothschild due to his greater than 50% ownership interest in Rothschild.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Hedged Equity Fund an investment advisory fee computed daily and payable monthly, based on an annual rate equal to 1.75% of the Hedged Equity Fund’s average daily net assets.  The Adviser is entitled to receive from the Macro Fund, an annual rate equal to 1.75% of the Macro Fund’s average daily net assets.

•
Portfolio Managers – The information on pages 46-47 of the SAI in the section “Portfolio Managers – Macro Fund” is hereby deleted and replaced with the following (changes are in bold face type and underlined):

Messrs. Steven J. Turi and Lawrence P. Chiarello of SkyView, Mr. Jay R. Feuerstein and Mr. Jeffrey Buldoc of Manning & Napier (previously, of 2100 Xenon), Mr. Stephen E. Shafer of Covenant, Mr. Kevin C. Smith of Crescat, Messrs Paul V. Holland and Matthew M. Miller of Glaxis, Messrs. Michael Peck and Scott Hergott of Vivaldi, and Messrs. Bart Bonga and Robert Piton of Rothschild are the portfolio managers principally responsible for the day-to-day management of each Sub-Adviser’s allocated portion of the Macro Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of February 28, 2014 for portfolio managers managing the Macro Fund before October 20, 2014 and as of July 31, 2014 for portfolio managers added on October 20, 2014.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
SkyView
Steven J. Turi	0	$0	1	$5.6 million	0	$0
Lawrence P. Chiarello	0	$0	1	$5.6 million	0	$0
Manning & Napier (formerly of 2100 Xenon)*
Jay R. Feuerstein	0	$0	0	$0	11	$124.5 million
Jeffrey Buldoc	0	$0	0	$0	11	$124.5 million
Covenant
Stephen E. Shafer	0	$0	347	$232.5 million	182	$26.6 million
Crescat
Kevin C. Smith	1	$23.8 million	2	$46.2 million	66	$15 million
Glaxis
Paul V. Holland	0	$0	2	$96.1 million	4	$10.3 million
Matthew M. Miller	0	$0	2	$96.1 million	4	$10.3 million
Vivaldi
Michael Peck	1	$27.4 million	1	$68.6 million	597	$407 million
Scott Hergott	1	$27.4 million	1	$68.6 million	597	$407 million
Rothschild
Robert Piton	0	$0	0	$0	225	$140 million
Bart Bonga	0	$0	0	$0	225	$140 million

* This information is as of May 31, 2014.

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

2

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
SkyView
Steven J. Turi	0	$0	1	$5.6 million	0	$0
Lawrence P. Chiarello	0	$0	1	$5.6 million	0	$0
Manning & Napier (formerly of 2100 Xenon)*
Jay R. Feuerstein	0	$0	0	$0	10	$52.3 million
Jeffrey Buldoc	0	$0	0	$0	0	$0
Covenant
Stephen E. Shafer	0	$0	0	$0	0	$0
Crescat
Kevin C. Smith	0	$0	2	$46.2 million	0	$0
Glaxis
Paul V. Holland	0	$0	2	$60.9 million	0	$0
Matthew M. Miller	0	$0	2	$60.9 million	0	$0
Vivaldi
Michael Peck	0	$0	0	$0	0	$0
Scott Hergott	0	$0	0	$0	0	$0
Rothschild
Robert Piton	0	$0	0	$0	225	$140 million
Bart Bonga	0	$0	0	$0	225	$140 million

* This information is as of May 31, 2014.

•	Conflicts of Interest and Compensation – The following information is added to page 50 of the SAI in the section “Conflicts of Interest and Compensation – Macro Fund Sub-Advisers”:

Vivaldi – Material Conflicts of Interest.
Mr. Peck and Mr. Hergott are both portfolio managers of the Funds, and in addition they both act as Co-Chief Investment Officers for Vivaldi Capital Management, LLC, an affiliate of Vivaldi and an SEC-registered investment adviser.  Both are responsible for overseeing portfolios of hedge fund investments on a fee-only basis.  Neither portfolio manager manages investment accounts where they receive performance based compensation.

In addition to the Fund, Vivaldi is currently the adviser to the Infinity Core Alternative Fund (“ICAF”).  ICAF is a is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Maryland business trust on August 15, 2013.  ICAF does not hold any securities directly but rather invests in a number of hedge funds managed by external managers.  The set of external managers utilized by ICAF will generally be different than the Sub-Advisers to the Hedged Equity Fund due to many factors which may include: difference in liquidity constraints, investment parameters, concentration restrictions, and leverage limits.  There exists, however, a potential conflict should ICAF, or any other future account of Vivaldi, be favored over the Hedged Equity Fund.  It is the intention of Vivaldi to treat all accounts equally and fairly.  To the extent any Sub-Adviser to the Hedged Equity Fund is also a manager to a hedge fund invested in by ICAF, or any other future account of Vivaldi, any buy and/or sell orders for the same securities will normally be placed concurrently for all relevant accounts.

No material conflicts of interest are presented in connection with the simultaneous management of the Fund and Vivaldi’s other accounts.

3

Vivaldi – Compensation.
The portfolio managers receive base salaries, bonuses and retirement plans, none of which are based on performance.  In addition, they are both partners of Vivaldi and receive compensation based on the overall profitability of the firm.

Rothschild – Material Conflicts of Interest.
No material conflicts of interest are presented in connection with the simultaneous management of the Hedged Equity Fund and the above accounts managed in accordance with the same strategy.  The portfolio manager manages all accounts and sub-accounts following Rothschild’s Global Long-Short strategy in an equitable manner.  No additional material conflicts of interest exist.

Rothschild – Compensation.
Rothschild’s portfolio managers receive variable remuneration based on the value of the assets that the manager at Rothschild manages.  The portfolio manager’s remuneration is not based on the performance of the Macro Fund.

•
Portfolio Manager Ownership in the Fund – The paragraph and second table in the section entitled “Portfolio Manager Ownership in the Funds” on pages 50-51 of the SAI are hereby deleted and replaced with the following (changes are in bold face type and underlined):

Securities Owned in the Funds by the Portfolio Managers. As of February 28, 2014, the portfolio managers owned the following securities in the Funds for portfolio managers managing the Funds before October 20, 2014 and as of July 31, 2014 for portfolio managers added on October 20, 2014:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Macro Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Orinda
Craig Kirkpatrick	$10,001 - $50,000
SkyView
Steven J. Turi	$100,001 - $500,000
Lawrence P. Chiarello	$50,001 - $100,000
Manning & Napier (previously, of 2100 Xenon)
Jay R. Feuerstein	None
Jeffrey Buldoc	None
Covenant
Stephen E. Shafer	None
Crescat
Kevin C. Smith	None
Glaxis
Paul V. Holland	None
Matthew M. Miller	None
Vivaldi
Michael Peck	None
Scott Hergott	None
Rothschild
Bart Bonga	None
Robert Piton	None

Please retain this Supplement with your SAI.

4

October 22, 2014

Orinda SkyView Multi-Manager Hedged Equity Fund

Class A Shares (OHEAX)
Class I Shares (OHEIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Statement of Additional Information (“SAI”) dated June 28, 2014, as supplemented

Effective immediately, the following information is applicable to the Orinda SkyView Multi-Manager Hedged Equity Fund (the “Hedged Equity Fund” or a “Fund”).

•
Investment Adviser and Sub-Advisers – The following information replaces the first paragraph, fourth paragraph and sixth paragraph, respectively, on page 38 of the SAI in the section “The Funds’ Investment Adviser and Sub-Advisers” (changes are in bold face type and underlined):

Orinda Asset Management, LLC acts as investment adviser to the Funds pursuant to investment advisory agreements (each, an “Advisory Agreement”) with the Trust.  The Adviser selects each Sub-Adviser to the Funds and each performs its responsibilities pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser.  For the Hedged Equity Fund, SkyView Investment Advisors, LLC (“SkyView”), Aria Partners GP, LLC (“Aria”), Connective Capital Management, LLC (“CCM”), GRT Capital Partners, LLC (“GRT”), Weatherbie Capital, LLC (“Weatherbie”) (formerly, M.A. Weatherbie & Co., Inc.) OMT Capital Management, LLC (“OMT”), Vivaldi Asset Management, LLC (“Vivaldi”), Brookmont Capital Management, LLC (“Brookmont”), and William Harris Investors, Inc. (“WHI”) serve as Sub-Advisers.  SkyView, Aria and CCM will serve as Sub-Advisers until December 5, 2014.  For the Macro Fund, SkyView, Manning & Napier Advisors, LLC (previously, managed by 2100 Xenon Group, LLC (“2100 Xenon”)) (“Manning & Napier”), Covenant Financial Services, LLC (“Covenant”), Crescat Portfolio Management, LLC (“Crescat”), Glaxis Capital Management, LLC (“Glaxis”), Vivaldi Asset Management, LLC (“Vivaldi”), and Rothschild Investment Corporation (“Rothschild”) serve as Sub-Advisers.  SkyView, Covenant and Glaxis will serve as Sub-Advisers until December 5, 2014; Manning & Napier will serve as Sub-Adviser until December 19, 2014.

Hedged Equity Fund Sub-Adviser Control Person(s):  Mr. Dana D. Messina, a Portfolio Manager of the Fund, is a control person of Aria due to his 100% ownership of Aria.  Mr. Rob Romero, Chief Executive Officer of CCM and a Portfolio Manager of the Hedged Equity Fund, is a control person of CCM due to his 100% ownership of CCM.  Messrs. Gregory B. Fraser, Rudolph K. Kluiber, and Timothy A. Krochuk are control persons of GRT.  Each is a managing member of GRT with executive authority over the firm.   Also, Mr. Fraser and Mr. Kluiber each own more than 25% of GRT.   Mr. Matthew A. Weatherbie, President of Weatherbie, is a control person of Weatherbie due to his greater than 25% ownership of Weatherbie.  Mr. Thomas D. Henwood, Chief Investment Officer of OMT and a Portfolio Manager of the Hedged Equity Fund, is a control person of OMT due to his ownership and voting control retained by him from ownership transferred into a Trust. Vivaldi is owned by Vivaldi Holdings, LLC, which is 28.47% owned by each of H/E VENTURES, INC. and AAJ VENTURES, INC., which are controlled by David Sternberg, Chief Executive Officer, and Randal Golden, Chief Financial Officer and Chief Compliance Officer, due to each owning 100% of the voting stock of H/E VENTURES, INC. and AAJ VENTURES, INC., respectively.  Messrs. Robert Bugg, Principal and Chief Investment Officer, and Neal Scott, Principal, are control persons of Brookmont due to each owning a 50% ownership interest in Brookmont.  Messrs. Jack R. Polsky and Dr. Charles V. Polsky are control persons of WHI.  Each is a director and an executive officer of WHI and beneficially owns through a Trust more than 10% of the voting securities of WHI.   Two other Harris family members each beneficially owns through a Trust more than 30% of the voting securities of WHI.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Hedged Equity Fund an investment advisory fee computed daily and payable monthly, based on an annual rate equal to 1.75% of the Hedged Equity Fund’s average daily net assets.  The Adviser is entitled to receive from the Macro Fund, an annual rate equal to 1.75% of the Macro Fund’s average daily net assets.

•
Portfolio Managers – The information on pages 45-46 of the SAI in the section “Portfolio Managers – Hedged Equity Fund” is hereby deleted and replaced with the following (changes are in bold face type and underlined):

Messrs. Steven J. Turi and Lawrence P. Chiarello of SkyView, Messrs. Edward Latessa, Jr. and Dana Messina of Aria, Mr. Rob Romero of CCM, Mr. Edmund D. Kellogg of GRT, Messrs. Joshua Bennett, Daniel Brazeau, Mark Militello, H. George Dai of Weatherbie, and Messrs. Thomas Henwood, Josh Wilson and Paul Sagara of OMT, Messrs. Michael Peck and Scott Hergott of Vivaldi, Mr. Robert Bugg of Brookmont, and Messrs. Jerome Kahn, Jr., Charles Polsky, Rick Salin, and Bill Tuebo of WHI are the portfolio managers principally responsible for the day-to-day management of each Sub-Adviser’s allocated portion of the Hedged Equity Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of February 28, 2014 for portfolio managers managing the Hedged Equity Fund before October 20, 2014 and as of July 31, 2014 for portfolio managers added on October 20, 2014.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
SkyView
Steven J. Turi	0	$0	1	$5.6 million	0	$0
Lawrence P. Chiarello	0	$0	1	$5.6 million	0	$0
Aria
Edward Latessa, Jr.	0	$0	2	$20 million	2	$20 million
Dana Messina	0	$0	2	$20 million	2	$20 million
CCM
Rob Romero	0	$0	3	$95 million	1	$6 million
GRT
Edmund D. Kellogg	0	$0	1	$5.2 million	1	$4.6 million
Weatherbie
Joshua Bennett	2	$32.5 million	1	$29 million	27	$431.8 million
Daniel Brazeau	2	$32.5 million	1	$29 million	27	$431.8 million
Mark Militello	2	$32.5 million	1	$29 million	27	$431.8 million
H. George Dai	2	$32.5 million	1	$29 million	27	$431.8 million
OMT
Thomas Henwood	2	$81.7 million	2	$69.4 million	14	$178.3 million
Josh Wilson	2	$81.7 million	2	$69.4 million	14	$178.3 million
Paul Sagara	2	$81.7 million	2	$69.4 million	14	$178.3 million
Vivaldi
Michael Peck	1	$27.4 million	1	$68.6 million	597	$407 million
Scott Hergott	1	$27.4 million	1	$68.6 million	597	$407 million
Brookmont
Robert Bugg	16	$259.7 million	1	$25.4 million	109	$164.4 million
WHI
Jerome Kahn, Jr.	0	$0	1	$371.6 million	0	$0
Charles Polsky	0	$0	3	$377.5 million	0	$0
Bill Tuebo	0	$0	1	$371.6 million	0	$0
Rick Salin	0	$0	1	$371.6 million	0	$0

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
SkyView
Steven J. Turi	0	$0	1	$5.6 million	0	$0
Lawrence P. Chiarello	0	$0	1	$5.6 million	0	$0
Aria
Edward Latessa, Jr.	0	$0	2	$17 million	1	$7 million
Dana Messina	0	$0	2	$17 million	1	$7 million
CCM
Rob Romero	0	$0	3	$95 million	1	$6 million
GRT
Edmund D. Kellogg	0	$0	1	$5.2 million	1	$4.6 million
Weatherbie
Joshua Bennett	0	$0	1	$29 million	1	$5 million
Daniel Brazeau	0	$0	1	$29 million	1	$5 million
Mark Militello	0	$0	1	$29 million	1	$5 million
H. George Dai	0	$0	1	$29 million	1	$5 million
OMT
Thomas Henwood	0	$0	2	$57.8 million	1	$28.6 million
Josh Wilson	0	$0	2	$57.8 million	1	$28.6 million
Paul Sagara	0	$0	2	$57.8 million	1	$28.6 million
Vivaldi
Michael Peck	0	$0	0	$0	0	$0
Scott Hergott	0	$0	0	$0	0	$0
Brookmont
Robert Bugg	0	$0	0	$0	0	$0
WHI
Jerome Kahn, Jr.	0	$0	1	$371.6 million	0	$0
Charles Polsky	0	$0	3	$377.5 million	0	$0
Bill Tuebo	0	$0	1	$371.6 million	0	$0
Rick Salin	0	$0	1	$371.6 million	0	$0

•	Conflicts of Interest and Compensation – The following information is added to pages 48-50 of the SAI in the section “Conflicts of Interest and Compensation – Hedged Equity Fund Sub-Advisers”:

Vivaldi – Material Conflicts of Interest.
Mr. Peck and Mr. Hergott are both portfolio managers of the Funds, and in addition they both act as Co-Chief Investment Officers for Vivaldi Capital Management, LLC, an affiliate of Vivaldi and an SEC-registered investment adviser.  Both are responsible for overseeing portfolios of hedge fund investments on a fee-only basis.  Neither portfolio manager manages investment accounts where they receive performance based compensation.

In addition to the Fund, Vivaldi is currently the adviser to the Infinity Core Alternative Fund (“ICAF”).  ICAF is a is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Maryland business trust on August 15, 2013.  ICAF does not hold any securities directly but rather invests in a number of hedge funds managed by external managers.  The set of external managers utilized by ICAF will generally be different than the Sub-Advisers to the Hedged Equity Fund due to many factors which may include: difference in liquidity constraints, investment parameters, concentration restrictions, and leverage limits.  There exists, however, a potential conflict should ICAF, or any other future account of Vivaldi, be favored over the Hedged Equity Fund.  It is the intention of Vivaldi to treat all accounts equally and fairly.  To the extent any Sub-Adviser to the Hedged Equity Fund is also a manager to a hedge fund invested in by ICAF, or any other future account of Vivaldi, any buy and/or sell orders for the same securities will normally be placed concurrently for all relevant accounts.

No material conflicts of interest are presented in connection with the simultaneous management of the Fund and Vivaldi’s other accounts.

Vivaldi – Compensation.
The portfolio managers receive base salaries, bonuses and retirement plans, none of which are based on performance.  In addition, they are both partners of Vivaldi and receive compensation based on the overall profitability of the firm.

Brookmont – Material Conflicts of Interest.
In addition to the Hedged Equity Fund, Brookmont currently is a sub-adviser for the Highland Dividend Equity Fund, an open-end registered investment company.  While Highland Dividend Equity Fund has similar investment objectives to Hedged Equity Fund, the Hedged Equity Fund will have many additional factors which may include:  difference in liquidity constraints, investment parameters, concentration restrictions, and leverage limits.

There exists, however, a potential conflict should Hedged Equity fund, or any other future account of Brookmont, be favored over the Hedged Equity Fund. It is the intention of Brookmont to treat all accounts equally and fairly.  To the extent any Sub-Adviser of the Hedged Equity Fund is also a manager to a hedge fund invested in by the Highland Dividend Equity Fund, or any other future account of Brookmont, any buy and/or sell orders for the same securities will normally be placed concurrently for all relevant accounts.

Brookmont – Compensation.
The Brookmont portfolio managers receive discretionary compensation, including a share of the profits of the Sub-Adviser equal in proportion to his or her ownership in the firm.

WHI – Material Conflicts of Interest.
The portfolio managers also manage a private fund with a similar investment strategy (the “private growth fund”) as the portion of the Hedged Equity Fund managed by WHI.  WHI does not believe there are any material conflicts of interest since Fund accounts will trade in parallel with the private growth fund.  One of the portfolio managers, Dr. Charles Polsky, also manages several small “locked” WHI private funds with different investment mandates than the private growth fund; WHI does not believe that these private funds present any material conflicts of interest.

WHI – Compensation.
All of the portfolio managers receive a fixed salary not based on performance.  The portfolio managers also receive retirement plan benefits.  The annual contribution by WHI to the firm’s 401(k) retirement plan is discretionary, and based generally on WHI’s financial results and financial position.  The portfolio managers receive bonuses largely based on the performance of WHI’s private growth fund.  Each WHI equity team member is eligible to receive a year-end bonus that is based on both subjective and objective performance metrics, including each member’s contribution to the overall performance of the investment strategy.

•
Portfolio Manager Ownership in the Fund – The paragraph and first table in the section entitled “Portfolio Manager Ownership in the Funds” on pages 50-51 of the SAI are hereby deleted and replaced with the following (changes are in bold face type and underlined):

Securities Owned in the Funds by the Portfolio Managers.  As of February 28, 2014, the portfolio managers owned the following securities in the Funds for portfolio managers managing the Funds before October 20, 2014 and as of July 31, 2014 for portfolio managers added on October 20, 2014:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Hedged Equity Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Orinda
Craig Kirkpatrick	$10,001 - $50,000
SkyView
Steven J. Turi	$100,001 - $500,000
Lawrence P. Chiarello	$50,001 - $100,000
Aria
Edward Latessa, Jr.	None
Dana Messina	None
CCM
Rob Romero	Over $1,000,000
GRT
Edmund D. Kellogg	None
Weatherbie
Joshua Bennett	None
Daniel Brazeau	None
Mark Militello	None
H. George Dai	None
OMT
Thomas Henwood	None
Josh Wilson	None
Paul Sagara	None
Vivaldi
Michael Peck	None
Scott Hergott	None
Brookmont
Robert Bugg	None
WHI
Jerome Kahn, Jr.	None
Charles Polsky	None
Bill Tuebo	None
Rick Salin	None

Please retain this Supplement with your SAI.